SHARE BASED COMPENSATION EXPENSES (Details Narrative) - Frank Ingriselli [Member] - $ / shares	Jan. 01, 2025	Aug. 22, 2024	Jul. 01, 2024	Jan. 30, 2024
Subsequent Event [Member]
Number of restricted stock, shares		60,000
Employment Agreement [Member]
Number of restricted stock, shares				60,000
Closing price				$ 2.70
Employment Agreement [Member] | Forecast [Member]
Vested options exercised	30,000
Employment Agreement [Member] | Subsequent Event [Member]
Vested options exercised			30,000